INVESTMENTS - Realized Gain On Sale Of Stock (Details) - EBP 1998 - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sales of shares	€ 170,189	€ 546,393	€ 462,141
Cost	(149,835)	(450,566)	(369,583)
Realised gain on sales of shares	€ 20,354	€ 95,827	€ 92,558